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                                                                       1933 Act
                                                                    Rule 485(b)

                                                                      VIA EDGAR
                                                                      _________


May 1, 2008


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: PHL Variable Accumulation Account
    PHL Variable Insurance Company
    Post-Effective Amendment No. 19 to Form N-4
    File Nos. 333-68164 and 811-08914

To the Commission Staff:

Transmitted herewith is Post-Effective Amendment No. 19 to the above-captioned registration statement, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act").

The undersigned represents that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act.

With respect to the above captioned filing, the Registrant acknowledges that:
(1) it is responsible for the adequacy and accuracy of the disclosure in the filings; (2) staff comments from the Commission and changes to disclosure in response to Commission staff comments in the filings reviewed by the Commission staff do not foreclose the Commission from taking any action with respect to the filing; and (3) the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this amendment to the undersigned at
(860) 403-5514.

Very truly yours,

/s/ Michele Drummey
-------------------------
Michele Drummey
Counsel
PHL Variable Insurance
Company